Accrued Expenses	12 Months Ended
Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Accrued Expenses	Accrued Expenses
Accrued expenses consist of (amounts in thousands):

	December 31,
	2020	2019
Compensation and related benefits	$1,978	$2,042
Professional fees	719	2,929
Preclinical and clinical costs	1,002	1,820
Insurance premiums	1,476	1,423
Other	350	852

Total	$5,525	$9,066